BOSTON ADVISORS TRUST

                       BOSTON ADVISORS CASH RESERVES FUND
               BOSTON ADVISORS U.S. GOVERNMENT MONEY MARKET FUND

                 SUPPLEMENT TO PROSPECTUS DATED AUGUST 29, 2002

                  This supplement is dated November 29, 2002.

     The Prospectus of Boston Advisors Trust (the "Trust") dated August 29, 2002, is hereby supplemented with the following information:

     On October 2, 2002, the Board of Trustees of the Trust unanimously approved and voted to recommend that the shareholders of the Boston Advisors Cash Reserves Fund and the Boston Advisors U.S. Government Money Market Fund (each a "Fund"; collectively, the "Funds") approve a subadvisory agreement (the "Subadvisory Agreement") among the Funds, Boston Advisors, Inc. (the "Adviser") and MONY Capital Mangement, Inc. (the "Subadviser"). The Adviser and the
Subadviser are both wholly owned subsidiaries of The MONY Group, Inc., a diversified financial services company offering insurance, brokerage, asset management and other financial services. As of June 30, 2002, The MONY Group, Inc. and its affiliates had total assets of $24.5 billion. At a Joint Special Meeting of Shareholders held on November 13, 2002, the shareholders of the Funds approved the Subadvisory Agreement. The subadvisory relationship with the Funds is expected to commence on or about December 2, 2002.

     The Subadviser is a Delaware corporation founded in 2001 and is registered with the Securities and Exchange Commission as an investment adviser. The
Subadviser is principally engaged in the management of investments for affiliated insurance companies. As of June 30, 2002, the Subadviser had total assets under management of approximately $7.7 billion, including approximately $400 million in money market portfolios. The principal business offices of the Subadviser are located at 1740 Broadway, New York, NY 10019.

     The Subadvisory Agreement provides that the Adviser will pay the Subadviser a fee equal to 0.03% of each Fund's average daily net assets. The Funds will not pay any fee directly to the Subadviser. The fee payable to the Adviser of 0.55% of each Fund's average daily net assets will not change.


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                             BOSTON ADVISORS TRUST

                       BOSTON ADVISORS CASH RESERVES FUND
               BOSTON ADVISORS U.S. GOVERNMENT MONEY MARKET FUND

    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2002

                  This supplement is dated November 29, 2002.

     The  Statement of  Additional  Information  of Boston  Advisors  Trust (the
"Trust") dated August 29, 2002, is hereby supplemented with the following information:

     On October 2, 2002, the Board of Trustees of the Trust unanimously approved and voted to recommend that the shareholders of the Boston Advisors Cash Reserves Fund and the Boston Advisors U.S. Government Money Market Fund (each a "Fund"; collectively, the "Funds") approve a subadvisory agreement (the "Subadvisory Agreement") among the Funds, Boston Advisors, Inc. (the "Adviser") and MONY Capital Mangement, Inc. (the "Subadviser"). The Adviser and the
Subadviser are both wholly owned subsidiaries of The MONY Group, Inc., a diversified financial services company offering insurance, brokerage, asset management and other financial services. As of June 30, 2002, The MONY Group, Inc. and its affiliates had total assets of $24.5 billion. At a Joint Special Meeting of Shareholders held on November 13, 2002, the shareholders of the Funds approved the Subadvisory Agreement. The subadvisory relationship with the Funds is expected to commence on or about December 2, 2002.

     The Subadviser is a Delaware corporation founded in 2001 and is registered with the Securities and Exchange Commission as an investment adviser. The
Subadviser is principally engaged in the management of investments for affiliated insurance companies. As of June 30, 2002, the Subadviser had total assets under management of approximately $7.7 billion, including approximately $400 million in money market portfolios. The principal business offices of the Subadviser are located at 1740 Broadway, New York, NY 10019.

     Under the Subadvisory Agreement, the Subadviser provides each Fund with investment research, advice and supervision and furnishes an investment program for the Funds in accordance with each Fund's investment objective and policies, subject to the supervision of the Adviser and the Trustees. The Subadviser determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to each Fund's securities transactions, and reports to the Adviser and the Trustees on each Fund's investments and performance. The Subadvisory Agreement provides that the Adviser will pay the Subadviser a fee equal to 0.03% of each Fund's average daily net assets. The Funds will not pay any fee directly to the Subadviser. The fee payable to the Adviser of 0.55% of each Fund's average daily net assets will not change. The Subadvisory Agreement will remain in effect un til April 30, 2004. Thereafter, the Subadvisory Agreement will continue in effect from year to year subject to the requirements of the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as applicable.


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